Going concern (Narrative) (Details)	12 Months Ended
	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Apr. 15, 2020 CAD ($)	Apr. 15, 2020 USD ($)
Going Concern [Abstract]
Net loss and comprehensive loss		$ 1,245,393	$ 2,832,864	$ 2,362,239
Negative cash flow from operations		760,572	982,437	$ 1,339,309
Working capital deficit		4,202,571	4,301,324
Government backed loan		30,269	$ 0		$ 40,000	$ 30,269
Government wage subsidy	$ 63,792	$ 85,455